Non-current deposits (Tables)	12 Months Ended
Mar. 31, 2016
Non-current deposits
Schedule of non-current deposits

		March 31,
	Note	2015	2016	2016
		RMB	RMB	US$

Investment deposit	(i)	207,226	218,358	33,864
Deposit for purchase of machineries		32	21	4

Total non-current deposits		207,258	218,379	33,868

Note:

(i)

During the year ended March 31, 2013, the Group signed a Letter of Intent with a third party for a potential acquisition of the equity interests in a company in the healthcare industry and the Group remitted a refundable earnest money deposit of US$33,660 (RMB218,358) to this third party and commenced the relevant work with respect to the investment opportunity. As of the date of this report, the project is still on-going.